Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	250,158,245.24	16,713
Yield Supplement Overcollateralization Amount 06/30/25	13,480,516.57	0
Receivables Balance 06/30/25	263,638,761.81	16,713
Principal Payments	12,926,742.17	314
Defaulted Receivables	225,463.29	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	12,447,822.99	0
Pool Balance at 07/31/25	238,038,733.36	16,386

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.30%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,130,975.46	285
Past Due 61-90 days	1,737,217.51	87
Past Due 91-120 days	297,133.49	16
Past Due 121+ days	0.00	0
Total	8,165,326.46	388

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Delinquency Trigger Occurred	NO

Recoveries	282,065.41
Aggregate Net Losses/(Gains) - July 2025	(56,602.12)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.26%
Prior Net Losses/(Gains) Ratio	0.50%
Second Prior Net Losses/(Gains) Ratio	-0.30%
Third Prior Net Losses/(Gains) Ratio	-0.08%
Four Month Average	-0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.78%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	31.93

Flow of Funds	$ Amount
Collections	14,259,260.16
Investment Earnings on Cash Accounts	23,317.68
Servicing Fee	(219,698.97)
Transfer to Collection Account	-
Available Funds	14,062,878.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	610,415.52
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	7,038,158.83
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,174,157.97

Total Distributions of Available Funds	14,062,878.87

Servicing Fee	219,698.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	245,076,892.19
Principal Paid	12,119,511.88
Note Balance @ 08/15/25	232,957,380.31

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-3
Note Balance @ 07/15/25	100,896,892.19
Principal Paid	12,119,511.88
Note Balance @ 08/15/25	88,777,380.31
Note Factor @ 08/15/25	35.1037486%

Class A-4
Note Balance @ 07/15/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	98,700,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @07/15/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	30,350,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	15,130,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	769,209.02
Total Principal Paid	12,119,511.88
Total Paid	12,888,720.90

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	307,735.52
Principal Paid	12,119,511.88
Total Paid to A-3 Holders	12,427,247.40

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7602532
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9784063
Total Distribution Amount	12.7386595

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2168269
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.9221506
Total A-3 Distribution Amount	49.1389775

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	580.73
Noteholders' Principal Distributable Amount	419.27

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	5,058,901.50
Investment Earnings	18,270.10
Investment Earnings Paid	(18,270.10)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,391,304.64	$1,576,588.91	$1,610,501.54
Number of Extensions	123	78	78
Ratio of extensions to Beginning of Period Receivables Balance	0.91%	0.57%	0.55%